Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN: 92-1076143 Plan # 001
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investments, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost(1)	(e) Current Value
*	Guaranteed Interest Account (contract value)	Interest at 2.35%		$33,716,399

*	MFS International New Discovery	117,783 units		3,965,769
*	MSF Value R6	493,387 units		24,624,932
*	MassMutual Small CP GRTH Equity	440,312 units		6,688,337
*	MassMutual Mid Cap Growth I	511,390 units		8,535,098
*	MassMutual Overseas I	1,263,763 units		11,020,015
	Premier Core Bond (Barings)	99,070 units		15,394,163
	Capital Group 2010 Target	191,375 units		2,947,285
	Capital Group 2015 Target	89,947 units		1,420,893
	Capital Group 2020 Target	906,025 units		14,713,939
	Capital Group 2025 Target	385,328 units		6,510,760
	Capital Group 2030 Target	3,557,395 units		64,028,219
	Capital Group 2035 Target	593,055 units		11,698,809
	Capital Group 2040 Target	2,953,657 units		62,408,785
	Capital Group 2045 Target	494,401 units		10,637,830
	Capital Group 2050 Target	2,437,085 units		52,676,215
	Capital Group 2055 Target	458,160 units		9,913,323
	Capital Group 2060 Target	174,314 units		3,772,291
	Capital Group 2065 Target	64,546 units		1,341,931
	Capital Group Europacific Growth	921,189 units		13,176,527
	JP Morgan Large Cap Growth Fund	223,192 units		13,657,147
	SA/Invesco Global Strategy Fund	14,394 units		5,246,322
	T.Rowe Price Blue Chip Growth Fund	184,085 units		64,105,614
	American Funds Washington Mut.	692,846 units		45,201,258
	Vanguard Developed Markets Index Admiral	639,366 units		12,832,072
	Vanguard Mid Cap Index Fund - Admiral	39,355 units		14,142,777
	Vanguard Equity Income Fund	105,041 units		9,759,345
	Vanguard 500 Index Admiral	143,532 units		90,689,173
	Vanguard Total Bond Market Index Admiral	1,623,739 units		15,863,929
	Vanguard Small Cap Index	146,095 units		18,054,431
	Columbia Select Mid Cap Value Fund	226,329 units		6,563,531
	Columbia Small Cap Val Discovery	92,530 units		4,900,402
	Dodge & Cox Global Bond Fund	754,479 units		8,487,888
*	MassMutual Blue Chip Gr CIT	1 units		16
*	MassMutual Growth Opprtnts CIT	1 units		16

*	Sinclair Broadcast Group, Inc. Common Stock Fund	2,181,179 units		71,263,125
*	Participant loans	Interest at 4.25% - 10.00%, maturing on various dates, secured by the participant’s account balance		8,260,609
	Total			$748,219,175
* Party-in-interest
(1) Historical cost has not been presented as all investments are participant directed.